Summary of Significant Accounting Policies - Summary of measuring lease liabilities (Details) - KRW (₩) ₩ in Millions		12 Months Ended
	Jan. 01, 2019	Dec. 31, 2019	Dec. 31, 2018
Lease liabilities [abstract]
Operating Lease Commitments	₩ 119,659
Lease Commitments Discounted	115,614
Recognition exemption for lease of low-value assets	(262)	₩ (1,188)
Recognition exemption for leases with less than 12 months of lease term at adoption	(233)	(1,783)
Lease liabilities	₩ 115,119	₩ 88,512	₩ 115,119